Debt - Summary of Short Term Financing (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Amounts drawn under credit facilities	$ 9.1	$ 12.1
Bank overdrafts	4.3	13.2
Total	$ 13.4	$ 25.3